UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21455
Guggenheim Enhanced Equity Strategy Fund
(Exact name of registrant as specified in charter)

2455 Corporate West Drive, Lisle, IL 60532
(Address of principal executive offices)(Zip code)
Donald C. Cacciapaglia 2455 Corporate West Drive, Lisle, IL 60532
(Name and address of agent for service)

Registrant’s telephone number, including area code:  (630) 505-3700

Date of fiscal year end: October 31

Date of reporting period: May 1, 2012 – July 31, 2012

Item 1.                      Schedule of Investments.
                  Attached hereto.

GGE Guggenheim Enhanced Equity Strategy Fund
Portfolio of Investments
July 31, 2012 (unaudited)

Number
of Shares	Description	Value
	Long-Term Investments - 133.6%
	Exchange Traded Funds - 133.6%
149,100	Consumer Discretionary Select Sector SPDR Fund(a)	$ 6,491,814
171,100	Health Care Select Sector SPDR Fund(a)	6,568,529
102,300	iShares Dow Jones US Real Estate Index Fund(a)	6,693,489
412,500	iShares Russell 2000 Index Fund(a)	32,319,375
29,700	ProShares Ultra S&P500(a)	1,660,527
256,100	SPDR Dow Jones Industrial Average ETF Trust(a)	33,239,219
237,300	SPDR S&P 500 ETF Trust(a)	32,678,583
38,300	SPDR S&P MidCap 400 ETF Trust(a)	6,559,258
55,100	SPDR S&P Retail ETF(a)	3,256,961
	(Cost $127,683,865)	129,467,755

	Limited Partnership - 0.0%*
400,000	Kodiak Funding, LP(b) (c)	33,080
	(Cost $3,476,000)

	Total Long-Term Investments - 133.6%
	(Cost $131,159,865)	129,500,835

	Short-Term Investments - 0.8%

	Money Market - 0.8%
779,982	Dreyfus Treasury Prime Cash Management Institutional Shares	779,982
	(Cost $779,982)

	Total Investments - 134.4%
	(Cost $131,939,847)	130,280,817
	Liabilities in excess of Other Assets - (0.1%)	(76,633)
	Total Value of Options Written - (1.8%) (Premiums received $1,703,802)	(1,786,766)
	Borrowings - (32.5% of Net Assets or 24.2% of Total Investments)	(31,500,000)
	Net Assets - 100.0%	$ 96,917,418

* Represents less than 0.1%
LP - Limited Partnership
S&P - Standard & Poor's

(a)	All of these securities represent cover for outstanding options written. All of these securities have been physically segregated as collateral for borrowings outstanding.
(b)
Security is valued in accordance with Fair Valuation procedures established in good faith by the Board of Trustees.  The total market value of such securities is $33,080 which represents 0.0% of Net Assets.

(c)	Illiquid security.

Country Breakdown	% of Long-Term Investments
United States	100.0%

See previously submitted notes to financial statements for the period ended April 30, 2012.

Contracts (100 shares per contract)	Call Options Written (c)	Expiration Month	Exercise Price	Value
1,491	Consumer Discretionary Select Sector SPDR Fund	August 2012	$ 44.00	$ (70,077)
1,711	Health Care Select Sector SPDR Fund	August 2012	39.00	(38,498)
1,023	iShares Dow Jones US Real Estate Index Fund	August 2012	65.00	(119,179)
4,125	iShares Russell 2000 Index Fund	August 2012	79.00	(505,312)
297	ProShares Ultra S&P 500	August 2012	57.00	(32,522)
2,561	SPDR Dow Jones Industrial Average ETF Trust	August 2012	130.00	(390,553)
2,373	SPDR S&P 500 ETF Trust	August 2012	138.00	(462,735)
383	SPDR S&P MidCap 400 ETF Trust	August 2012	172.00	(101,495)
551	SPDR S&P Retail ETF	August 2012	59.00	(66,395)
	Total Value of Call Options Written			$ (1,786,766)
	(Premiums received $1,703,802)

	(c) Non-income producing security.

At July 31, 2012, the cost and related gross unrealized appreciation and depreciation on investments for tax purposes are as follows:

Cost of Investments for Tax Purposes	Gross Tax Unrealized Appreciation	Gross Tax Unrealized Depreciation	Net Tax Unrealized Depreciation on Investments	Net Tax Unrealized Depreciation on Derivatives
$136,308,993	$2,114,550	$(8,142,726)	$(6,028,176)	$(82,964)

The Fund values equity securities at the last reported sale price on the principal exchange or in the principal over-the-counter (“OTC”) market in which such securities are traded, as of the close of regular trading on the New York Stock Exchange (“NYSE”) on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and ask prices on that day. Securities traded on NASDAQ are valued at the NASDAQ Official Closing Price. Debt securities are valued by independent pricing services or dealers using the mean of the closing bid and asked prices for such securities or, if such prices are not available, at prices for securities of comparable maturity, quality and type. Exchange traded options are valued at the mean between the bid and asked prices on the principal exchange on which they are traded. The Fund values money market funds at net asset value. Short-term securities with maturities of 60 days or less at time of purchase are valued at amortized cost, which approximates market value.

For those securities where quotations or prices are not available, the valuations are determined in accordance with procedures established in good faith by management and approved by the Board of Trustees.  Valuations in accordance with these procedures are intended to reflect each security’s (or asset’s) “fair value”. Fair value is the amount that the Fund might reasonably expect to receive for the security (or asset) upon its current sale. Each such determination should be based on a consideration of all relevant factors, which are likely to vary from one pricing context to another. Examples of such factors may include, but are not limited to: (i) the type of security, (ii) the initial cost of the security, (iii) the existence of any contractual restrictions on the security’s disposition, (iv) the price and extent of public trading in similar securities of the issuer or of comparable companies, (v) quotations or evaluated prices from broker-dealers and/or pricing services, (vi) information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange traded securities), (vii) an analysis of the company’s financial statements, and (viii) an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold (e.g. the existence of pending merger activity, public offerings or tender offers that might affect the value of the security).

There are three different categories for valuations. Level 1 valuations are those based upon quoted prices in active markets. Level 2 valuations are those based upon quoted prices in inactive markets or based upon significant observable inputs (e.g. yield curves; benchmark interest rates; indices). Level 3 valuations are those based upon unobservable inputs (e.g. discounted cash flow analysis; non-market based methods used to determine fair valuation).

The Fund values Level 1 securities using readily available market quotations in active markets. Money Market Funds are valued at Net Asset Value. The Fund values Level 2 fixed income securities using independent pricing providers who employ matrix pricing models utilizing market prices, broker quotes and prices of securities with comparable maturities and qualities.  The Fund values Level 2 equity securities using various observable market inputs as described above.  The fair value estimate for the Level 3 security in the Fund was determined in good faith by the Pricing Committee pursuant to the Valuation Procedures which were established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching fair value determination, including, but not limited to, the following: the type of security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The following table represents the Fund's investments carried on the Statement of Assets and Liabilities by caption and by level within the fair value hierarchy as of July 31, 2012:

Description	Level 1	Level 2	Level 3	Total
(value in $000s)
Assets:
Exchange Traded Funds	$129,468	$-	$-	$129,468
Limited Partnerships	-	-	33	33
Money Market Fund	780	-	-	780
Total	$130,248	$-	$33	$130,281

Liabilities:
Call Options Written	$1,787	$-	$-	$1,787
Total	$1,787	$-	$-	$1,787

The fair value estimate for Kodiak Funding, LP was determined by the Pricing Committee pursuant to the Valuation Procedures established in good faith by management and approved by the Board of Trustees. There were various factors considered in reaching a fair value determination including, but not limited to, the following: the type of security, analysis of the company’s performance and the present value of potential future earnings of the investment.

The valuation process involved for Kodiak Funding, LP is completed on a monthly basis and is designed to subject the Level 3 valuation to an appropriate level of oversight and review. For Level 3 securities, the Fund utilizes a Pricing Committee which is comprised of employees responsible for implementing the valuation procedures established by the Fund. Investment professionals prepare preliminary valuations based on their evaluation of financial data, company specific developments, market valuations of comparable companies and other factors. These preliminary valuations are reviewed by the Pricing Committee with subsequent deliberations until an appropriate price is determined for the Level 3 security.

Kodiak Funding is a finite-lived partnership with a liquidation deadline of December 2020 which owns a portfolio of Collateralized Debt Obligation (“CDO”) securities and also management contracts for CDO vehicles.

Given the absence of an active market in the LP interests in Kodiak Funding, the Fund has adopted a valuation model which values the investment by discounting anticipated dividend payments for the remaining life of the vehicle by the ten-year US Government swap spread plus the average spread on the 2006 through 2008 vintages of the Markit BBB- CMBX Index. After taking these factors into account, the Fund priced Kodiak Funding, LP at $0.0827 at July 31, 2012. If an active market in the LP interests in Kodiak Funding develops, the value of Kodiak Funding, LP could significantly increase or decrease.

Level 3 holdings	Securities
Beginning Balance at 10/31/11	$ 56
Total Realized Gain/Loss	-
Change in Unrealized Gain/Loss	(15)
Return of Capital	(8)
Net Purchases and Sales	-
Net Transfers In/Out	-
Ending Balance at 7/31/12	$ 33

There were no transfers between levels.

Item 2.                      Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) as of a date within 90 days of the filing date of this report and have concluded, based on such evaluation, that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant on this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the registrant’s last fiscal quarter that has materially affected or is reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3.                      Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Guggenheim Enhanced Equity Strategy Fund

By:	/s/ Donald C. Cacciapaglia
Donald C. Cacciapaglia
                Chief Executive Officer

Date:	September 26, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Donald C. Cacciapaglia
  Donald C. Cacciapaglia
               Chief Executive Officer

Date:	September 26, 2012

By:	/s/ John Sullivan
  John Sullivan
  Chief Financial Officer, Chief Accounting Officer and Treasurer

Date:	September 26, 2012